Business Acquisition (Details Textual)	1 Months Ended
	May 24, 2019 USD ($)	May 24, 2019 CNY (¥)	Aug. 20, 2018 USD ($)	Aug. 20, 2018 SGD ($)	Sep. 27, 2017 USD ($)	Sep. 27, 2017 CNY (¥)	Nov. 09, 2016 USD ($)
CLPS Beijing incorporated Huanyu [Member]
Business Acquisition (Textual)
Equity Interest	70.00%	70.00%			30.00%
Interest	$ 70,000				$ 150,000
Acquisition date of fair value					152,312
Loss recognized in subsidies					$ 19,682
Fair value equity interest					30.00%	30.00%
CLPS Beijing incorporated Huanyu [Member] | RMB [Member]
Business Acquisition (Textual)
Interest | ¥		¥ 462,000				¥ 1,000,000
CLPS SG [Member]
Business Acquisition (Textual)
Equity Interest			80.00%	80.00%
Interest			$ 400,000
Intangible assets estimated useful life			3 years	3 years
CLPS SG [Member] | SGD [Member]
Business Acquisition (Textual)
Interest				$ 576,000
Acquisition of Judge China [Member]
Business Acquisition (Textual)
Intangible assets include customer contacts							$ 339,883
Business combination assets and liabilities, description							CLPS Shanghai acquired 60% of Judge China and its 70% owned subsidiary Judge HR from Judge Company Asia Limited ("Judge Asia") with the final purchase price of $480,061 (RMB 3.25 million). The Company funded the acquisition with cash consideration of $454,388 (RMB 3.05 million) and a payable to Judge Asia of $128,928 (RMB 0.9 million), of which $103,255 (RMB 0.7 million) was subsequently offset with the Company's receivables from Judge Asia.
Intangible assets estimated useful life							10 years